VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2018
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

10. VARIABLE INTEREST ENTITIES

Since 2016, the Company, through its wholly owned subsidiary, CSE Japan Investment Company Limited, entered into silent partnership agreements with various Japan project companies, for the purpose of raising project finance bonds arranged by Goldman Sachs Japan Co., Ltd. Under the silent partnership agreements, the project entities are considered VIEs in which the Company has no equity interests, but is entitled to substantially all of the economic interests of the projects. In addition, the Company has the power to make decisions over the activities that most significantly impact the economic performance of the projects under the asset management agreement signed simultaneously between the project companies and Canadian Solar Project K.K, a subsidiary of the Group. As such, the Company concluded it was the primary beneficiary of the project companies and thus these project companies were accounted for as consolidated VIEs for the year ended December 31, 2017 and 2018.

As of December 31, 2018, the carrying amounts and classifications of the consolidated VIEs’ assets and liabilities, excluding intercompany balances which are eliminated upon consolidation, included in the Company’s consolidated balance sheet are as follows:

	At December 31,	At December 31,
	2017	2018
	$	$
Cash and cash equivalents	33,993	13,063
Accounts receivable trade, net of allowance	2,787	446
Value added tax recoverable	4,772	9
Advances to suppliers—current, net of allowance	16	5
Project assets—current	171,898	—
Prepaid expenses and other current assets	12,605	23
Total current assets	226,071	13,546
Prepaid land use rights	22,927	3,906
Project assets—non-current	—	185,448
Other non-current assets	2,708	4,384
Total assets	251,706	207,284
Current liabilities:
Short-term borrowings	214,128	9,160
Accounts payable	—	20,333
Amounts due to related parties	272	39,072
Other payables	—	41
Other current liabilities	7,863	30
Total current liabilities	222,263	68,636
Long-term borrowings	—	113,973
Other non-current liabilities	6,777	—
Total liabilities	229,040	182,609

All of the assets are restricted for settlement of the VIEs’ obligations, and all of the liabilities can only be settled using VIE resources. Net income and overall cash flow activities during the year are immaterial to the consolidated financial statements.